Related Parties - Narrative (Details) - EUR (€)							12 Months Ended
	Dec. 31, 2023	Sep. 11, 2023	Sep. 08, 2023	Oct. 07, 2022	Jul. 21, 2022	Jan. 05, 2021	Dec. 31, 2023	Dec. 31, 2022
Disclosure of transactions between related parties [line items]
Unearned premiums	€ 5,565,729						€ 5,565,729	€ 6,598,467
Associates And Joint Ventures In Which Telefonica Renting, S.A
Disclosure of transactions between related parties [line items]
Services rendered							€ 243,000,000
BBVA
Disclosure of transactions between related parties [line items]
Significant shareholder stake of the Company (as a percent)							0.76%	0.73%
Services rendered							€ 48,000,000	€ 40,000,000
Guarantees							239,000,000	165,000,000
BBVA | Derivative instruments
Disclosure of transactions between related parties [line items]
Credit derivative, fair value	52,000,000						52,000,000	185,000,000
Nominal amount of hedging instrument	9,797,000,000						9,797,000,000	5,778,000,000
Guarantees							45,000,000	236,000,000
CaixaBank
Disclosure of transactions between related parties [line items]
Services rendered							79,000,000	69,000,000
Guarantees							104,000,000	160,000,000
Purchase of goods							63,000,000	53,000,000
Expense recognised during period for bad and doubtful debts for related party transaction							6,000,000	3,000,000
Outstanding commitments made by entity, related party transactions	142,000,000						142,000,000	119,000,000
Purchase of assets							117,000,000	82,000,000
Deposits maturity 2024	600,000,000						600,000,000
CaixaBank | Derivative instruments
Disclosure of transactions between related parties [line items]
Credit derivative, fair value	27,000,000						27,000,000	41,000,000
Nominal amount of hedging instrument	€ 707,000,000						707,000,000	264,000,000
Guarantees							€ 31,000,000	43,000,000
Banco Bilbao Vizcaya Argentaria And Caixabank | Derivative instruments
Disclosure of transactions between related parties [line items]
Credit derivatives, to total (in percentage)	13.00%						13.00%
Telefónica Consumer Finance, Establecimiento Financiero de Crédito, S.A. Specialised credit institution
Disclosure of transactions between related parties [line items]
Proportion of voting rights held in subsidiary (as a percent)							50.00%
Telefónica Factoring España, S.A. Factoring
Disclosure of transactions between related parties [line items]
Proportion of voting rights held in subsidiary (as a percent)							50.00%
Telefonica Renting, S.A.
Disclosure of transactions between related parties [line items]
Proportion of voting rights held in subsidiary (as a percent)					50.00%
Adquira España, S.A.
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in joint venture (as a percent)							44.44%
Movistar Fusion & Terminal | CaixaBank
Disclosure of transactions between related parties [line items]
Purchase of goods							€ 393,000,000	405,000,000
Expense recognised during period for bad and doubtful debts for related party transaction							33,000,000	19,000,000
Outstanding commitments made by entity, related party transactions	€ 717,000,000						€ 717,000,000	€ 501,000,000
CaixaBank
Disclosure of transactions between related parties [line items]
Significant shareholder stake of the Company (as a percent)							3.51%
BBVA
Disclosure of transactions between related parties [line items]
Significant shareholder stake of the Company (as a percent)							4.86%
Proportion of ownership shares held							0.168%
BBVA | Adquira España, S.A.
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in joint venture (as a percent)							44.44%
Telefonica Digital Espana | Movistar Consumer Finance Colombia SAS.
Disclosure of transactions between related parties [line items]
Proportion of voting rights held in joint venture						5000.00%
Blackrock inc. | Telefónica, S.A.
Disclosure of transactions between related parties [line items]
Significant shareholder stake of the Company (as a percent)	4.50%			4.98%
Proportion of voting rights held in subsidiary (as a percent)				4.51%
Green Bridge Investment Company | Telefónica, S.A.
Disclosure of transactions between related parties [line items]
Significant shareholder stake of the Company (as a percent)			4.90%
Conditional purchase and sale agreement, share percentage			5.00%
Morgan Stanley | Telefónica, S.A.
Disclosure of transactions between related parties [line items]
Significant shareholder stake of the Company (as a percent)		0.007%
Proportion of voting rights held in subsidiary (as a percent)		12.178%
Proportion of voting rights held in subsidiary though financial instruments		12.171%
Proportion of voting rights held in subsidiary though financial instruments, put/call option		9.90%